Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and equivalents	$ 54,017	$ 51,026
Trade receivables, less allowances of $19,602 and $19,028, respectively	252,068	285,151
Other receivables, net	56,273	65,109
Inventories	210,564	220,041
Prepaid expenses	49,733	40,814
Other current assets	6,540	18,335
Total current assets	629,195	680,476
Property, plant and equipment, net	390,773	395,299
Investments and other assets, net	108,077	81,528
Trademarks	426,085	426,085
Goodwill	18,095	18,095
Other intangible assets, net	86,913	96,279
Total assets	1,659,138	1,697,762
Current liabilities:
Current portion of long-term debt and capital lease obligations	2,271	65,008
Accounts payable	248,273	274,624
Accrued liabilities	158,034	140,700
Total current liabilities	408,578	480,332
Long-term debt and capital lease obligations, net of current portion	629,353	540,517
Accrued pension and other employee benefits	77,066	75,144
Deferred gain – sale of shipping fleet	6,290	20,204
Deferred tax liabilities	103,679	111,628
Other liabilities	59,734	99,535
Total liabilities	1,284,700	1,327,360
Commitments and contingencies
Shareholders' equity:
Common stock, $.01 par value (46,829,913 and 46,317,433 shares outstanding, respectively)	468	463
Capital surplus	839,664	834,560
Accumulated deficit	(439,911)	(424,096)
Accumulated other comprehensive loss	(25,783)	(40,525)
Total shareholders' equity	374,438	370,402
Total liabilities and shareholders' equity	$ 1,659,138	$ 1,697,762